UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: November 30

Date of reporting period: 5/31/2019

Item 1.   Reports to Stockholders.

Semiannual Report	5/31/2019

Invesco

Oppenheimer

International Equity

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer International Equity Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit oppenheimerfunds.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI AC World ex-U.S. Index
6-Month	-0.26%	-5.75%	2.30%
1-Year	-11.83	-16.68	-6.26
5-Year	1.34	0.20	1.31
10-Year	6.14	5.54	5.80

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit oppenheimerfunds.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from the predecessor fund due to a change in expenses and sales charges. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes and sales charges. Fund literature is available at invesco.com.

3          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Recruit Holdings Co. Ltd.	3.6%
Airbus SE	3.5
SAP SE	2.6
Air Liquide SA	2.6
Alibaba Group Holding Ltd., Sponsored ADR	2.5
Nintendo Co. Ltd.	2.4
Coca-Cola European Partners plc	2.3
Prudential plc	2.2
TOTAL SA	2.2
Bandai Namco Holdings, Inc.	2.1

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2019, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS

Japan	24.5%
France	16.4
United Kingdom	9.9
United States	9.7
China	6.9
Germany	6.2
South Korea	4.7
Canada	4.1
Switzerland	4.0
Hong Kong	3.2

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2019, and are based on total market value of investments.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2019, and are based on the total market value of common stocks.

For more current Fund holdings, please visit oppenheimerfunds.com.

4          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (QIVAX)	7/2/90	-0.26%	-11.83%	1.34%	6.14%
Class C (QIVCX)	9/1/93	-0.69	-12.48	0.58	5.31
Class R (QIVNX)	3/1/01	-0.43	-12.04	1.08	5.85
Class Y (QIVYX)	11/13/08	-0.15	-11.50	1.63	6.53
Class R5[1] (INEQX)	5/24/19	-0.26	-11.83	1.34	6.14
Class R6 (QIVIX)	3/28/13	-0.09	-11.45	1.78	4.02	[2]

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (QIVAX)	7/2/90	-5.75%	-16.68%	0.20%	5.54%
Class C (QIVCX)	9/1/93	-1.68	-13.35	0.58	5.31
Class R (QIVNX)	3/1/01	-0.43	-12.04	1.08	5.85
Class Y (QIVYX)	11/13/08	-0.15	-11.50	1.63	6.53
Class R5[1] (INEQX)	5/24/19	-0.26	-11.83	1.34	6.14
Class R6 (QIVIX)	3/28/13	-0.09	-11.45	1.78	4.02	[2]

1. Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/ or expense reimbursements.

2. Shows performance since inception.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit oppenheimerfunds.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and R6 shares have no sales charge; therefore, performance is at NAV. As the result of a reorganization after the close of business on May 24, 2019, the returns of the fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from the predecessor fund due to a change in expenses and sales charge.

The Fund’s performance is compared to the performance of the MSCI AC World ex-U.S. Index. The MSCI AC World ex-U.S. Index is designed to measure the equity market performance of developed and emerging markets and excludes the U.S. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of

5          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit oppenheimerfunds.com.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period.Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2018	May 31, 2019	May 31, 2019[1,2]
Class A	$1,000.00	$997.40	$6.04
Class C	1,000.00	993.10	9.84
Class R	1,000.00	995.70	7.29
Class Y	1,000.00	998.50	4.24
Class R5	1,000.00	997.40	0.15
Class R6	1,000.00	999.10	4.00

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.90	6.11
Class C	1,000.00	1,015.11	9.95
Class R	1,000.00	1,017.65	7.37
Class Y	1,000.00	1,020.69	4.29
Class R5	1,000.00	1,021.09	3.89
Class R6	1,000.00	1,020.94	4.04

1. Actual expenses paid for Class A, C, R, Y, and R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses paid for Class R5 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 7/365 to reflect the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-Month period ended May 31, 2019 for Classes A, C, R, Y and R6 and for the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019 for Class R5 are as follows:

Class	Expense Ratios
Class A	1.21%
Class C	1.97
Class R	1.46
Class Y	0.85
Class R5	0.77
Class R6	0.80

8          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value
Common Stocks—90.6%
Consumer Discretionary—25.1%
Auto Components—1.9%
Bridgestone Corp.	553,600	$20,593,244
Valeo SA	502,400	13,265,413
		33,858,657

Automobiles—1.8%
Volkswagen AG	200,632	31,303,652

Entertainment—3.9%
NCSoft Corp.	12,678	5,073,545
Nexon Co. Ltd.[1]	1,458,000	21,629,353
Nintendo Co. Ltd.	117,500	41,547,635
		68,250,533

Hotels, Restaurants & Leisure—5.2%
Accor SA	400,790	14,765,853
Kangwon Land, Inc.	566,110	14,746,742
Sands China Ltd.	3,821,600	17,259,434
Whitbread plc	381,390	22,342,415
Yum China Holdings, Inc.	568,240	22,735,282
		91,849,726

Household Durables—1.3%
Sony Corp.	478,200	23,001,030

Interactive Media & Services—2.3%
Baidu, Inc., Sponsored ADR[1]	37,460	4,120,600
Tencent Holdings Ltd.	714,300	29,622,731
Yahoo Japan Corp.	2,333,200	6,706,087
		40,449,418

Internet & Catalog Retail—2.5%
Alibaba Group Holding Ltd., Sponsored ADR[1]	298,385	44,536,945

Leisure Products—2.1%
Bandai Namco Holdings, Inc.	777,500	38,181,503

Media—1.5%
Axel Springer SE	254,001	15,736,563
CyberAgent, Inc.	298,200	11,434,256
		27,170,819

Specialty Retail—1.5%
Dufry AG1	110,977	9,080,661
Industria de Diseno Textil SA	647,585	17,387,113
		26,467,774

	Shares	Value
Textiles, Apparel & Luxury Goods—1.1%
China Hongxing Sports Ltd.[1]	36,005,000	$—
LVMH Moet Hennessy Louis Vuitton SE	49,920	18,914,075
		18,914,075

Consumer Staples—15.1%
Beverages—5.5%
Coca-Cola European Partners plc	736,100	40,779,940
Diageo plc	889,240	37,380,495
Pernod Ricard SA	111,130	19,548,905
		97,709,340

Food Products—4.4%
Danone SA	453,338	36,181,906
Nestle SA	175,516	17,431,800
WH Group Ltd.[2]	27,794,000	24,900,287
		78,513,993

Personal Products—3.2%
Amorepacific Corp.	75,914	11,357,925
Hengan International Group Co. Ltd.	2,528,500	18,523,404
LG Household & Health Care Ltd.	17,600	18,830,661
Pola Orbis Holdings, Inc.	263,200	7,277,573
		55,989,563

Tobacco—2.0%
Philip Morris International, Inc.	295,640	22,802,713
Swedish Match AB	260,366	11,760,183
		34,562,896

Energy—4.1%
Energy Equipment & Services—0.0%
Master Marine AS1	9,994,100	—

Oil, Gas & Consumable Fuels—4.1%
BP plc	5,010,740	33,983,355
TOTAL SA	727,710	37,642,525
		71,625,880

Financials—8.0%
Commercial Banks—4.2%
BNP Paribas SA	346,910	15,811,503
BOC Hong Kong Holdings Ltd.	3,740,500	14,329,718
HSBC Holdings plc	2,724,170	22,225,116

10          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

	Shares	Value
Commercial Banks (Continued)
ING Groep NV	2,000,787	$21,599,546
		73,965,883

Insurance—3.0%
Japan Post Insurance Co. Ltd.	790,900	15,050,457
Prudential plc	1,956,742	38,991,041
		54,041,498

Real Estate Investment Trusts (REITs)—0.8%
Unibail-Rodamco- Westfield	89,057	13,466,284

Health Care—1.0%
Pharmaceuticals—1.0%
Takeda Pharmaceutical Co. Ltd.	523,900	17,661,133

Industrials—14.4%
Aerospace & Defense—5.4%
Airbus SE	479,230	61,581,044
MTU Aero Engines AG	69,413	15,008,771
Rolls-Royce Holdings plc[1]	1,693,770	18,442,337
		95,032,152

Electrical Equipment—0.6%
Mitsubishi Electric Corp.	915,400	11,361,939

Machinery—1.7%
Komatsu Ltd.	583,100	12,817,808
SMC Corp.	49,700	16,218,096
		29,035,904

Professional Services—4.1%
Bureau Veritas SA	396,980	9,341,949
Recruit Holdings Co. Ltd.	1,977,200	63,082,613
		72,424,562

Road & Rail—1.2%
Seibu Holdings, Inc.	1,314,900	21,928,872

Trading Companies & Distributors—1.4%
ITOCHU Corp.	1,346,100	24,793,798

Information Technology—9.2%
Electronic Equipment, Instruments, &
Components—3.4%
Murata Manufacturing Co. Ltd.	393,900	17,014,372

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
TDK Corp.	263,400	$17,741,538
TE Connectivity Ltd.	297,610	25,067,690
		59,823,600

IT Services—0.1%
Worldline SA1,2	23,480	1,411,094

Semiconductors & Semiconductor Equipment—2.4%
STMicroelectronics NV	1,179,310	17,736,823
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	463,200	17,763,720
Tokyo Electron Ltd.	52,500	7,057,700
		42,558,243

Software—3.3%
Oracle Corp. Japan	177,500	12,294,266
SAP SE	375,858	46,445,826
		58,740,092

Materials—8.4%
Chemicals—4.0%
Air Liquide SA	362,152	45,034,581
Akzo Nobel NV	289,904	24,419,782
		69,454,363

Metals & Mining—4.4%
Agnico Eagle Mines Ltd.	503,550	21,949,745
Anglo American plc	1,018,914	24,450,923
Wheaton Precious Metals Corp.	1,428,960	31,580,016
		77,980,684

Telecommunication Services—5.3%
Diversified Telecommunication Services—2.5%
Nippon Telegraph & Telephone Corp.	446,500	19,980,795
Spark New Zealand Ltd.	9,669,288	24,094,411
		44,075,206

Wireless Telecommunication Services—2.8%
Rogers Communications, Inc., Cl. B	326,008	17,151,842

11          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Wireless Telecommunication Services (Continued)
SK Telecom Co. Ltd.	156,188	$32,787,676
		49,939,518
Total Common Stocks
(Cost $1,548,644,551)		1,600,080,629

	Shares	Value
Investment Company—8.3%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN, 2.39%[3] (Cost $146,041,059)	146,041,059	$146,041,059

Total Investments, at Value (Cost $1,694,685,610)	98.9%	1,746,121,688
Net Other Assets (Liabilities)	1.1	20,121,007
Net Assets	100.0%	$1,766,242,695

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,311,381 or 1.49% of the Fund’s net assets at period end.

3. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$427,374,070	24.5%
France	286,965,130	16.4
United Kingdom	173,364,758	9.9
United States	168,843,772	9.7
China	119,538,963	6.9
Germany	108,494,812	6.2
South Korea	82,796,549	4.7
Canada	70,681,602	4.1
Switzerland	69,316,974	4.0
Hong Kong	56,489,439	3.2
Netherlands	46,019,329	2.6
Eurozone	40,779,940	2.3
South Africa	24,450,923	1.4
New Zealand	24,094,411	1.4
Taiwan	17,763,720	1.0
Spain	17,387,113	1.0
Sweden	11,760,183	0.7
Norway	—	—
Total	$1,746,121,688	100.0%

See accompanying Notes to Financial Statements.

12          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,548,644,551)	$1,600,080,629
Affiliated companies (cost $146,041,059)	146,041,059

1,746,121,688
Cash	1,841,514
Cash—foreign currencies (cost $1,089,698)	1,096,847
Receivables and other assets:
Dividends	12,239,682
Investments sold	5,629,714
Shares of beneficial interest sold	330,438
Other	180,644

Total assets	1,767,440,527

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	793,356
Trustees’ compensation	134,742
Transfer and shareholder servicing agent fees	90,411
Distribution and service plan fees	76,541
Management fees	36,759
Shareholder communications	9,403
Other	56,620

Total liabilities	1,197,832

Net Assets	$1,766,242,695

Composition of Net Assets
Shares of beneficial interest	$1,928,974,136
Total accumulated loss	(162,731,441)

Net Assets	$1,766,242,695

13          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $180,378,739 and 9,416,837 shares of beneficial interest outstanding)	$19.15
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$20.26

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,332,480 and 1,898,638 shares of beneficial interest outstanding)	$17.03
Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of $18,221,245 and 964,202 shares of beneficial interest outstanding)	$18.90

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $96,216,788 and 4,979,548 shares of beneficial interest outstanding)	$19.32

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,922 and 518 shares of beneficial interest outstanding)	$19.16

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,439,083,521 and 75,510,814 shares of beneficial interest outstanding)	$19.06

See accompanying Notes to Financial Statements.

14          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

STATEMENT OF

OPERATIONS For the Six Months Ended May 31, 2019 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,704,790)	$34,787,748
Affiliated companies	1,577,458
Interest	18,463

Total investment income	36,383,669
Expenses
Management fees	6,992,231
Administration fees	2,669
Distribution and service plan fees:
Class A	225,775
Class C	169,851
Class R	45,048
Transfer and shareholder servicing agent fees:
Class A	183,748
Class C	33,316
Class R	17,682
Class Y	109,589
Class R6	220,939
Shareholder communications:
Class A	7,346
Class C	1,495
Class R	515
Class Y	4,085
Class R6	1,035
Custodian fees and expenses	44,953
Borrowing fees	28,485
Trustees’ compensation	14,915
Other	124,487

Total expenses	8,228,164
Less waivers and reimbursements of expenses	(142,803)

Net expenses	8,085,361

Net Investment Income	28,298,308

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investment transactions	(112,364,456)
Foreign currency transactions	(446,716)

Net realized loss	(112,811,172)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	83,805,497
Translation of assets and liabilities denominated in foreign currencies	111,557

Net change in unrealized appreciation/(depreciation)	83,917,054

Net Decrease in Net Assets Resulting from Operations	$(595,810)

See accompanying Notes to Financial Statements.

15          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018

Operations
Net investment income	$28,298,308	$32,418,485
Net realized loss	(112,811,172)	(102,608,346)
Net change in unrealized appreciation/(depreciation)	83,917,054	(208,208,094)

Net decrease in net assets resulting from operations	(595,810)	(278,397,955)

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(2,117,061)	(12,105)
Class B	—	—
Class C	(159,566)	—
Class R	(172,591)	—
Class Y	(2,162,116)	(174,428)
Class R5	—	—
Class R6	(25,558,438)	(5,822,882)

Total dividends and distributions declared	(30,169,772)	(6,009,415)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(6,475,962)	(5,403,575)
Class B	—	(599,517)
Class C	(2,101,080)	175,780
Class R	1,320,548	6,304,881
Class Y	(40,016,501)	104,397,177
Class R5	10,000	—
Class R6	(101,946,790)	286,648,395

Total beneficial interest transactions	(149,209,785)	391,523,141

Net Assets
Total increase (decrease)	(179,975,367)	107,115,771
Beginning of period	1,946,218,062	1,839,102,291

End of period	$1,766,242,695	$1,946,218,062

See accompanying Notes to Financial Statements.

16          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$19.44	$22.23	$17.40	$17.56	$18.39	$19.53
Income (loss) from investment operations:
Net investment income[2]	0.26	0.27	0.18	0.25	0.11	0.15
Net realized and unrealized gain (loss)	(0.33)	(3.06)	5.00	(0.31)	(0.60)	(0.96)
Total from investment operations	(0.07)	(2.79)	5.18	(0.06)	(0.49)	(0.81)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.22)	(0.00)[3]	(0.35)	(0.10)	(0.34)	(0.33)
Net asset value, end of period	$19.15	$19.44	$22.23	$17.40	$17.56	$18.39

Total Return, at Net Asset Value[4]	(0.26)%	(12.55)%	30.33%	(0.31)%	(2.60)%	(4.20)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,379	$189,130	$222,358	$166,493	$169,107	$185,609
Average net assets (in thousands)	$188,715	$212,674	$190,874	$171,492	$178,517	$199,282
Ratios to average net assets:[5]
Net investment income	2.71%	1.23%	0.92%	1.43%	0.59%	0.80%
Expenses excluding specific expenses listed below	1.22%	1.24%	1.28%	1.32%	1.30%	1.30%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.22%	1.24%	1.28%	1.32%	1.30%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%	1.23%	1.27%	1.31%	1.30%[8]	1.30%[8]
Portfolio turnover rate	33%	85%	83%	79%	79%	68%

17          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	1.23%
Year Ended November 30, 2018	1.25%
Year Ended November 30, 2017	1.28%
Year Ended November 30, 2016	1.33%
Year Ended November 30, 2015	1.31%
Year Ended November 28, 2014	1.30%

8. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

18          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Class C	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$17.23	$19.84	$15.56	$15.73	$16.51	$17.59
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.09	0.03	0.10	(0.03)	0.01
Net realized and unrealized gain (loss)	(0.29)	(2.70)	4.47	(0.27)	(0.53)	(0.87)
Total from investment operations	(0.12)	(2.61)	4.50	(0.17)	(0.56)	(0.86)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	0.00	(0.22)	0.00	(0.22)	(0.22)
Net asset value, end of period	$17.03	$17.23	$19.84	$15.56	$15.73	$16.51

Total Return, at Net Asset Value[3]	(0.69)%	(13.20)%	29.42%	(1.08)%	(3.34)%	(4.93)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,332	$34,738	$40,178	$30,895	$35,938	$38,418
Average net assets (in thousands)	$34,205	$41,349	$34,616	$33,619	$37,983	$40,117
Ratios to average net assets:[4]
Net investment income (loss)	1.95%	0.48%	0.19%	0.66%	(0.17)%	0.06%
Expenses excluding specific expenses listed below	1.98%	1.99%	2.04%	2.08%	2.06%	2.05%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.98%	1.99%	2.04%	2.08%	2.06%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.97%	1.98%	2.03%	2.07%	2.06%[7]	2.05%[7]
Portfolio turnover rate	33%	85%	83%	79%	79%	68%

19          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	1.99%
Year Ended November 30, 2018	2.00%
Year Ended November 30, 2017	2.04%
Year Ended November 30, 2016	2.09%
Year Ended November 30, 2015	2.07%
Year Ended November 28, 2014	2.05%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

20          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Class R	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$19.18	$21.98	$17.21	$17.37	$18.20	$19.33
Income (loss) from investment operations:
Net investment income[2]	0.23	0.21	0.13	0.20	0.06	0.10
Net realized and unrealized gain (loss)	(0.32)	(3.01)	4.94	(0.30)	(0.59)	(0.94)
Total from investment operations	(0.09)	(2.80)	5.07	(0.10)	(0.53)	(0.84)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	0.00	(0.30)	(0.06)	(0.30)	(0.29)
Net asset value, end of period	$18.90	$19.18	$21.98	$17.21	$17.37	$18.20

Total Return, at Net Asset Value[3]	(0.43)%	(12.74)%	29.99%	(0.55)%	(2.89)%	(4.42)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,221	$17,112	$13,223	$8,410	$8,098	$8,641
Average net assets (in thousands)	$18,173	$16,352	$10,332	$8,654	$8,342	$8,944
Ratios to average net assets:[4]
Net investment income	2.45%	0.98%	0.65%	1.18%	0.33%	0.55%
Expenses excluding specific expenses listed below	1.47%	1.49%	1.53%	1.57%	1.56%	1.56%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.47%	1.49%	1.53%	1.57%	1.56%	1.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	1.48%	1.52%	1.56%	1.56%[7]	1.56%[7]
Portfolio turnover rate	33%	85%	83%	79%	79%	68%

21          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	1.48%
Year Ended November 30, 2018	1.50%
Year Ended November 30, 2017	1.53%
Year Ended November 30, 2016	1.58%
Year Ended November 30, 2015	1.57%
Year Ended November 28, 2014	1.56%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

22          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Class Y	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$19.67	$22.46	$17.59	$17.75	$18.59	$19.44
Income (loss) from investment operations:
Net investment income[2]	0.30	0.35	0.21	0.27	0.15	0.17
Net realized and unrealized gain (loss)	(0.34)	(3.07)	5.06	(0.28)	(0.60)	(0.94)
Total from investment operations	(0.04)	(2.72)	5.27	(0.01)	(0.45)	(0.77)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.31)	(0.07)	(0.40)	(0.15)	(0.39)	(0.08)
Net asset value, end of period	$19.32	$19.67	$22.46	$17.59	$17.75	$18.59

Total Return, at Net Asset Value[3]	(0.15)%	(12.16)%	30.63%	(0.03)%	(2.37)%	(3.98)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96,217	$138,750	$57,166	$15,965	$10,789	$10,065
Average net assets (in thousands)	$112,228	$138,863	$30,119	$12,715	$10,542	$11,451
Ratios to average net assets:[4]
Net investment income	3.08%	1.63%	1.01%	1.54%	0.84%	0.91%
Expenses excluding specific expenses listed below	0.98%	1.00%	1.03%	1.07%	1.06%	1.06%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	0.98%	1.00%	1.03%	1.07%	1.06%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.85%	1.02%	1.06%	1.06%[7]	1.06%[7]
Portfolio turnover rate	33%	85%	83%	79%	79%	68%

23          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	0.99%
Year Ended November 30, 2018	1.01%
Year Ended November 30, 2017	1.03%
Year Ended November 30, 2016	1.08%
Year Ended November 30, 2015	1.07%
Year Ended November 28, 2014	1.06%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

24          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Class R5	Period Ended May 31, 2019[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$19.31
Income (loss) from investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss	(0.16)
Total from investment operations	(0.15)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Net asset value, end of period	$19.16

Total Return, at Net Asset Value[3]	(0.26)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4]
Net investment income	1.80%
Expenses excluding specific expenses listed below	0.78%
Interest and fees from borrowings	0.00%
Total expenses[5]	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%
Portfolio turnover rate	33%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended May 31, 2019	0.79%

See accompanying Notes to Financial Statements.

25          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$19.40	$22.17	$17.36	$17.53	$18.37	$19.51
Income (loss) from investment operations:
Net investment income[2]	0.30	0.35	0.23	0.32	0.19	0.23
Net realized and unrealized gain (loss)	(0.32)	(3.03)	5.01	(0.30)	(0.60)	(0.95)
Total from investment operations	(0.02)	(2.68)	5.24	0.02	(0.41)	(0.72)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.32)	(0.09)	(0.43)	(0.19)	(0.43)	(0.42)
Net asset value, end of period	$19.06	$19.40	$22.17	$17.36	$17.53	$18.37

Total Return, at Net Asset Value[3]	(0.09)%	(12.20)%	30.96%	0.11%	(2.16)%	(3.78)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,439,084	$1,566,488	$1,505,578	$689,409	$716,793	$737,126
Average net assets (in thousands)	$1,508,252	$1,649,211	$1,030,833	$700,889	$738,381	$763,119
Ratios to average net assets:[4]
Net investment income	3.12%	1.65%	1.17%	1.85%	1.03%	1.24%
Expenses excluding specific expenses listed below	0.81%	0.82%	0.83%	0.87%	0.86%	0.86%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	0.81%	0.82%	0.83%	0.87%	0.86%	0.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.81%[7]	0.83%	0.86%	0.86%[7]	0.86%[7]
Portfolio turnover rate	33%	85%	83%	79%	79%	68%

26          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	0.82%
Year Ended November 30, 2018	0.83%
Year Ended November 30, 2017	0.83%
Year Ended November 30, 2016	0.88%
Year Ended November 30, 2015	0.87%
Year Ended November 28, 2014	0.86%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

27          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2019 Unaudited

Note 1- Significant Accounting Policies

Invesco Oppenheimer International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer International Equity Fund (the “Acquired Fund” or “Predecessor”). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, Class R, and Class Y shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class R6 shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class R6 shares throughout this report. Class R5 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations- Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For

28          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

29          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

30          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended November 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended November 30, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $29,804,087 expiring by 2019 and $207,954,542 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of

31          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,698,075,495
Federal tax cost of other investments	1,089,698

Total federal tax cost	$1,699,165,193

Gross unrealized appreciation	$174,701,149
Gross unrealized depreciation	(126,598,100)

Net unrealized appreciation	$48,103,049

F.

Expenses- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates- The financial statements are prepared on a basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

32          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

I.

Foreign Currency Translations- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Note 2- Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Fee Schedule
First $500 million	0.85%
Next $500 million	0.75
Next $1 billion	0.70
Next $3 billion	0.67
Over $5 billion	0.65

For the six months ended May 31, 2019, the effective advisory fees incurred by the Fund was 0.75%.

From the beginning of the fiscal period until the date of the Reorganization, the Acquired Fund paid $26,378 in advisory fees to OFI Global Asset Management, Inc. based on the annual rates above of the Acquired Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco

33          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.85%, 0.85% and 0.80%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2019, the Adviser waived advisory fees of $70,049 and reimbursed fund expenses of $102, $39, $28, and $72,585 of Class A, Class C, Class R, and Class Y shares, respectively.

Prior to the Reorganization, the OFI Global Asset Management, Inc. had contractually agreed to waive fees and/or reimburse expenses of Class Y shares to 0.85% of the Acquired Fund’s average daily net assets.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain

34          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services Inc. For the six months ended May 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of the Class A, 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, all of these fees for Class A shares are, and up to 0.25% of the average daily net assets of Class C and Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended May 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2019, IDI advised the Fund that IDI retained $306 in front-end sales commissions from the sale of Class A shares and $– and $112 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $12,054 in front–end sales commissions from the sale of Class A shares and $– and $1,012 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date,

35          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$71,392,827	$372,591,305	$—	$443,984,132
Consumer Staples	63,582,653	203,193,139	—	266,775,792
Energy	—	71,625,880	—	71,625,880
Financials	—	141,473,665	—	141,473,665
Health Care	—	17,661,133	—	17,661,133
Industrials	—	254,577,227	—	254,577,227
Information Technology	60,568,233	101,964,796	—	162,533,029
Materials	53,529,761	93,905,286	—	147,435,047
Telecommunication Services	17,151,842	76,862,882	—	94,014,724
Investment Company	146,041,059	—	—	146,041,059

Total Assets	$412,266,375	$1,333,855,313	$—	$1,746,121,688

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above

36          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$33,357,580	$33,357,580
Financials	14,482,113	14,482,113
Industrials	44,177,650	44,177,650
Telecommunication Services	18,408,316	18,408,316

Total Assets	$110,425,659	$110,425,659

* Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

Note 4- Trustees’ and Officer Fees and Benefits

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,134
Payments Made to Retired Trustees	8,099
Accumulated Liability as of May 31, 2019	63,056

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until

37          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

distributed in accordance with the compensation deferral plan.

Note 5- Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6- Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2019 was $602,970,831 and $561,826,867, respectively.

Note 7- Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2019[1]		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold	1,325,820	$24,827,965	3,048,686	$66,743,236
Dividends and/or distributions reinvested	109,652	2,061,465	529	11,736
Redeemed	(1,746,579)	(33,365,392)	(3,324,106)	(72,158,547)
Net decrease	(311,107)	$(6,475,962)	(274,891)	$(5,403,575)

Class B
Sold	—	$—	435	$9,083
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	(29,993)	(608,600)
Net decrease	—	$—	(29,558)	$(599,517)

Class C
Sold	213,465	$3,602,989	457,323	$9,033,495
Dividends and/or distributions reinvested	9,476	158,911	—	—
Redeemed	(340,894)	(5,862,980)	(465,394)	(8,857,715)
Net increase (decrease)	(117,953)	$(2,101,080)	(8,071)	$175,780

38          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

	Six Months Ended May 31, 2019[1]		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class R
Sold	180,973	$3,434,335	498,228	$10,740,591
Dividends and/or distributions reinvested	8,865	164,617	—	—
Redeemed	(117,986)	(2,278,404)	(207,447)	(4,435,710)
Net increase	71,852	$1,320,548	290,781	$6,304,881

Class Y
Sold	768,931	$14,954,824	7,787,432	$173,301,233
Dividends and/or distributions reinvested	114,131	2,160,492	7,669	171,486
Redeemed	(2,959,089)	(57,131,817)	(3,284,612)	(69,075,542)
Net increase (decrease)	(2,076,027)	$(40,016,501)	4,510,489	$104,397,177

Class R5[2]
Sold	518	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase	518	$10,000	—	$—

Class R6
Sold	5,187,631	$99,174,732	21,215,246	$461,196,633
Dividends and/or distributions reinvested	1,365,817	25,499,813	264,076	5,822,882
Redeemed	(11,792,256)	(226,621,335)	(8,630,768)	(180,371,120)
Net increase (decrease)	(5,238,808)	$(101,946,790)	12,848,554	$286,648,395

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including, but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2. Commencement date after the close of business on May 24, 2019.

Note 8- Borrowings

Joint Credit Facility. A number of mutual funds managed by the Adviser participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

Note 9- Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public

39          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

40          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM International Mutual Funds as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer International Equity Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory

41          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered

42          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2018.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund will share directly in

43          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds, and the profits estimated to be realized by the Fund, to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub- Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it will receive periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers will receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested

44          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

cash, but not cash collateral. The Board concluded that the amount of advisory fees to be received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was be advised that such trades will be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

45          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

46          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Invesco Oppenheimer International Equity Fund	12/14/16	70.5%	0.0%	29.5%

47          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer International Equity Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer International Equity Fund into Invesco Oppenheimer International Equity Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	87,389,229	302,081	682,519	0

48          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

49          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

50          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

51          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

INVESCO’S PRIVACY NOTICE Continued

•	Request that we amend, rectify, delete or update the personal data we hold about you;

•	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

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55          INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses

∎	Quarterly statements

∎	Daily confirmations

∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-IEQ-SAR-1	07262019

Semiannual Report	5/31/2019

Invesco

Oppenheimer

International Growth

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer International Growth Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit oppenheimerfunds.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI AC World ex-U.S. Index
6-Month	4.02%	-1.71%	2.30%
1-Year	-12.20	-17.04	-6.26
5-Year	0.26	-0.87	1.31
10-Year	7.39	6.78	5.80

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit oppenheimerfunds.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from the predecessor fund due to a change in expenses and sales charges. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes and sales charges. Fund literature is available at invesco.com.

3          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

SAP SE	3.1%
Temenos AG	2.3
Infineon Technologies AG	2.3
Hermes International	2.3
Hitachi Ltd.	2.2
ASML Holding NV	2.1
Keyence Corp.	2.0
Nokia OYJ	2.0
Alimentation Couche-Tard, Inc., Cl. B	2.0
ICICI Bank Ltd., Sponsored ADR	1.9

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2019, and are based on net assets.

     TOP TEN GEOGRAPHICAL HOLDINGS

France	16.3%
Switzerland	12.4
Japan	11.0
Germany	9.8
United Kingdom	7.8
United States	7.6
Canada	5.7
Netherlands	5.1
Spain	4.2
Sweden	3.1

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2019, and are based on total market value of investments.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2019, and are based on the total market value of common stocks.

For more current Fund holdings, please visit oppenheimerfunds.com.

4          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year

Class A (OIGAX)	3/25/96	4.02%	-12.20%	0.26%	7.39%
Class C (OIGCX)	3/25/96	3.64	-12.86	-0.50	6.59
Class R (OIGNX)	3/1/01	3.89	-12.41	0.01	7.12
Class Y (OIGYX)	9/7/05	4.18	-11.96	0.51	7.75
Class R5[1] (INGFX)	5/24/19	4.02	-12.20	0.26	7.39
Class R6 (OIGIX)	3/29/12	4.26	-11.81	0.69	5.36	[2]

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year

Class A (OIGAX)	3/25/96	-1.71%	-17.04%	-0.87%	6.78%
Class C (OIGCX)	3/25/96	2.64	-13.73	-0.50	6.59
Class R (OIGNX)	3/1/01	3.89	-12.41	0.01	7.12
Class Y (OIGYX)	9/7/05	4.18	-11.96	0.51	7.75
Class R5[1] (INGFX)	5/24/19	4.02	-12.20	0.26	7.39
Class R6 (OIGIX)	3/29/12	4.26	-11.81	0.69	5.36	[2]

1. Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is March 25, 1996.

2. Shows performance since inception.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit oppenheimerfunds.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and R6 shares have no sales charge; therefore, performance is at NAV. As the result of a reorganization after the close of business on May 24, 2019, the returns of the fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from the predecessor fund due to a change in expenses and sales charge.

The Fund’s performance is compared to the performance of the MSCI AC World ex-U.S. Index. The MSCI AC World ex-U.S. Index is designed to measure the equity market performance of developed and emerging markets and excludes the U.S. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of

5          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit oppenheimerfunds.com.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended May 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Actual	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During 6 Months Ended May 31, 2019[1,2]
Class A	$1,000.00	$1,040.20	$5.61
Class C	1,000.00	1,036.40	9.44
Class R	1,000.00	1,038.90	6.89
Class Y	1,000.00	1,041.80	4.34
Class R5	1,000.00	1,040.20	0.13
Class R6	1,000.00	1,042.60	3.52

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.45	5.55
Class C	1,000.00	1,015.71	9.34
Class R	1,000.00	1,018.20	6.82
Class Y	1,000.00	1,020.69	4.29
Class R5	1,000.00	1,021.59	3.38
Class R6	1,000.00	1,021.49	3.48

1. Actual expenses paid for Class A, C, R, Y, and R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses paid for Class R5 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 7/365 to reflect the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended May 31, 2019 for Classes A, C, R, Y and R6 and for the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019 for Class R5 are as follows:

Class	Expense Ratios
Class A	1.10%
Class C	1.85
Class R	1.35
Class Y	0.85
Class R5	0.67
Class R6	0.69

8          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value
Common Stocks—96.9%
Consumer Discretionary—17.5%
Auto Components—3.6%
Continental AG	1,544,816	$210,308,138
Koito Manufacturing Co. Ltd.	5,187,400	239,151,509
Valeo SA	6,456,203	170,470,138
		619,929,785

Entertainment—1.1%
Ubisoft Entertainment SA1	2,350,970	192,785,353

Hotels, Restaurants & Leisure—2.4%
Carnival Corp.	5,106,069	261,379,672
Domino’s Pizza Group plc[2]	6,266,856	18,553,917
Whitbread plc	2,389,358	139,972,277
		419,905,866

Household Durables—1.7%
SEB SA, Prime[1]	1,763,577	287,816,500

Internet & Catalog Retail—1.0%
Alibaba Group Holding Ltd., Sponsored ADR[1]	1,171,249	174,820,626

Media—0.5%
SES SA, Cl. A, FDR	6,314,690	95,457,598

Multiline Retail—1.1%
Dollarama, Inc.	5,919,837	186,976,799

Specialty Retail—1.2%
Nitori Holdings Co. Ltd.	1,676,500	199,466,193

Textiles, Apparel & Luxury Goods—4.9%
Cie Financiere Richemont SA	2,526,490	185,496,755
Hermes International	591,362	393,370,321
LVMH Moet Hennessy Louis Vuitton SE	719,540	272,624,861
		851,491,937

Consumer Staples—10.9%
Beverages—2.7%
Heineken NV	2,168,955	227,530,884
Pernod Ricard SA	1,339,892	235,700,727
		463,231,611

	Shares	Value
Food & Staples Retailing—3.3%
Alimentation Couche-Tard, Inc., Cl. B	5,491,630	$337,030,710
CP ALL PCL	90,014,200	226,742,711
		563,773,421

Food Products—3.9%
Barry Callebaut AG	115,008	225,582,460
Saputo, Inc.	5,583,497	185,813,625
WH Group Ltd.[3]	298,786,000	267,678,534
		679,074,619

Tobacco—1.0%
Swedish Match AB	3,757,212	169,705,334

Energy—1.1%
Energy Equipment & Services—1.1%
TechnipFMC plc	8,918,906	185,028,252

Financials—4.5%
Commercial Banks—1.9%
ICICI Bank Ltd., Sponsored ADR	27,653,915	331,846,980

Insurance—2.6%
Legal & General Group plc	63,258,563	205,496,264
Prudential plc	12,447,623	248,037,697
		453,533,961

Health Care—15.6%
Biotechnology—4.0%
Ascendis Pharma AS, ADR[1]	327,210	40,789,998
CSL Ltd.	2,116,406	301,029,891
Galapagos NV1	482,281	54,810,870
Grifols SA	11,917,554	305,521,297
		702,152,056

Health Care Equipment & Supplies—4.9%
Hoya Corp.	4,444,410	307,585,127
LivaNova plc[1]	423,160	30,425,204
Medtronic plc	1,479,760	136,996,181
ResMed, Inc.	1,200,570	137,009,048
Siemens Healthineers AG3	5,943,034	231,075,338
		843,090,898

Health Care Providers & Services—1.0%
Fresenius Medical Care AG & Co. KGaA	2,394,192	174,707,488

10          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value
Life Sciences Tools & Services—1.9%
Lonza Group AG1	1,058,321	$325,073,480

Pharmaceuticals—3.8%
Bayer AG	2,558,464	150,906,834
Novo Nordisk AS, Cl. B	6,039,291	284,649,160
Roche Holding AG	849,603	222,953,891
		658,509,885

Industrials—17.8%
Aerospace & Defense—1.8%
Airbus SE	2,418,613	310,791,712

Commercial Services & Supplies—3.3%
Edenred	7,210,146	329,265,323
Prosegur Cash SA3	50,298,553	94,401,766
Prosegur Cia de Seguridad SA2	33,852,711	143,938,136
		567,605,225

Construction & Engineering—0.8%
Boskalis Westminster[2]	5,973,782	134,474,214

Electrical Equipment—3.5%
Legrand SA	3,142,070	211,353,277
Melrose Industries plc	64,097,000	132,504,989
Nidec Corp.	2,081,570	258,079,738
		601,938,004

Machinery—6.1%
Aalberts NV	4,569,907	150,354,341
Atlas Copco AB, Cl. A	8,510,013	229,311,060
Epiroc AB, Cl. A	15,034,743	139,939,235
Kubota Corp.	11,720,600	177,958,428
VAT Group AG1,2,3	2,209,117	237,937,431
Weir Group plc (The)	7,038,288	130,358,811
		1,065,859,306

Professional Services—0.9%
Intertek Group plc	2,363,020	158,458,103

Trading Companies & Distributors—1.4%
Bunzl plc	4,841,011	129,566,860
Ferguson plc	1,765,669	114,048,059
		243,614,919

Information Technology—24.8%
Communications Equipment—2.0%
Nokia OYJ	68,994,799	345,075,666

	Shares	Value
Electronic Equipment, Instruments, & Components—4.2%
Hitachi Ltd.	11,039,400	$371,951,961
Keyence Corp.	628,042	352,286,809
		724,238,770

IT Services—3.7%
Amadeus IT Group SA	2,423,534	184,684,714
Atos SE	1,852,060	140,662,175
EPAM Systems, Inc.[1]	1,342,850	231,762,482
Worldline SA1,3	1,389,424	83,501,168
		640,610,539

Semiconductors & Semiconductor Equipment—6.6%
ams AG2	3,169,760	104,661,667
ASML Holding NV	1,965,302	370,329,855
Infineon Technologies AG	21,816,406	393,528,477
STMicroelectronics NV	17,924,660	272,793,231
		1,141,313,230

Software—8.3%
Atlassian Corp. plc, Cl. A1	458,750	57,747,450
Dassault Systemes SE	1,220,490	180,878,733
SAP SE	4,366,778	539,614,996
Temenos AG1	2,280,030	396,018,883
Xero Ltd.[1]	6,341,611	261,981,959
		1,436,242,021

Materials—4.7%
Chemicals—2.4%
Novozymes AS, Cl. B	2,822,530	132,423,813
Sika AG	1,906,810	283,037,004
		415,460,817

Construction Materials—0.7%
James Hardie Industries plc	9,032,471	114,602,997

Containers & Packaging—1.6%
CCL Industries, Inc., Cl. B	6,038,348	275,067,392
Total Common Stocks (Cost $12,635,228,259)		16,753,731,557

11          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $—)	17,213,928	$1,299,234

	Shares	Value
Investment Company—2.9%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN, 2.39%[4] (Cost $505,704,264)	505,704,264	$505,704,264

Total Investments, at Value (Cost $13,140,932,523)	99.8%	17,260,735,055
Net Other Assets (Liabilities)	0.2	31,768,245

Net Assets	100.0%	$17,292,503,300

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares November 30, 2018	Gross Additions	Gross Reductions	Shares May 31, 2019
Common Stock Commercial Services & Supplies
Prosegur Cia de Seguridad SA	33,680,042	172,669	—	33,852,711
Construction & Engineering
Boskalis Westminster[a]	9,911,736	37,615	3,975,569	5,973,782
Hotels, Restaurants & Leisure
Domino’s Pizza Group plc[a]	42,691,271	—	36,424,415	6,266,856
Scout24 AG	6,062,080	—	6,062,080	—
Machinery
VAT Group AG	2,197,849	11,268	—	2,209,117
Semiconductors & Semiconductor Equipment
ams AGa	4,793,798	—	1,624,038	3,169,760

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Common Stock Commercial Services & Supplies
Prosegur Cia de Seguridad SA	$143,938,136	$1,986,854	$—	$(32,261,473)
Construction & Engineering
Boskalis Westminster[a]	—[b]	3,380,259	(59,488,658)	18,780,089

12          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Hotels, Restaurants & Leisure
Domino’s Pizza Group plc[a]	$—[b]	$2,227,151	$22,101,769	$ (27,542,908)
Scout24 AG	—	—	73,040,032	(22,133,334)
Machinery
VAT Group AG	237,937,431	8,761,557	—	7,200,492
Semiconductors & Semiconductor Equipment
ams AGa	—[b]	—	(134,631,873)	143,425,681

Total	$381,875,567	$16,355,821	$(98,978,730)	$ 87,468,547

a. No longer an affiliate at period end.

b. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $914,594,237 or 5.29% of the Fund’s net assets at period end.

4. The money market fund and the Fund are affiliated by having the same investment adviser. Rate shown is the 7-day yield as of May 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
France	$2,809,220,287	16.3%
Switzerland	2,148,893,136	12.4
Japan	1,906,479,763	11.0
Germany	1,700,141,272	9.8
United Kingdom	1,347,977,171	7.8
United States	1,303,276,851	7.6
Canada	984,888,526	5.7
Netherlands	882,689,293	5.1
Spain	728,545,912	4.2
Sweden	538,955,630	3.1
Denmark	457,862,971	2.7
Australia	358,777,341	2.1
Finland	345,075,666	2.0
India	333,146,214	1.9
Hong Kong	267,678,534	1.6
New Zealand	261,981,959	1.5
Thailand	226,742,711	1.3
China	174,820,626	1.0
Ireland	114,602,997	0.7
Jersey, Channel Islands	114,048,059	0.7
Austria	104,661,667	0.6
Luxembourg	95,457,599	0.6
Belgium	54,810,870	0.3

Total	$17,260,735,055	100.0%

See accompanying Notes to Financial Statements.

13          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $12,147,903,664)	$16,373,155,224
Affiliated companies (cost $993,028,859)	887,579,831

17,260,735,055
Cash	20,510,715
Receivables and other assets:
Dividends	109,795,827
Investments sold	31,768,509
Shares of beneficial interest sold	13,705,006
Other	736,503

Total assets	17,437,251,615

Liabilities
Bank overdraft-foreign	56,091
Payables and other liabilities:
Shares of beneficial interest redeemed	108,259,718
Foreign capital gains tax	16,726,785
Investments purchased	15,138,046
Transfer and shareholder servicing agent fees	1,837,189
Distribution and service plan fees	827,435
Trustees’ compensation	724,448
Management fees	313,864
Shareholder communications	42,676
Administration fees	132
Other	821,931

Total liabilities	144,748,315

Net Assets	$17,292,503,300

Composition of Net Assets
Shares of beneficial interest	$13,301,207,029
Total distributable earnings	3,991,296,271

Net Assets	$17,292,503,300

14          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,852,045,811 and 48,517,206 shares of beneficial interest outstanding)	$38.17

Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$40.39

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $301,005,962 and 8,321,448 shares of beneficial interest outstanding)	$36.17

Class R Shares:

Net asset value, redemption price and offering price per share (based on net assets of $315,581,702 and 8,431,478 shares of beneficial interest outstanding)	$37.43

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $6,995,757,482 and 184,464,833 shares of beneficial interest outstanding)	$37.92

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $9,841 and 258 shares of beneficial interest outstanding)	$38.17

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $7,828,102,502 and 206,350,701 shares of beneficial interest outstanding)	$37.94

See accompanying Notes to Financial Statements.

15          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF

OPERATIONS For the Six Months Ended May 31, 2019 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $29,433,930)	$238,972,612
Affiliated companies (net of foreign withholding taxes of $964,452)	21,792,045
Interest	13,030
Total investment income	260,777,687
Expenses
Management fees	62,283,389
Administration fees	26,378
Distribution and service plan fees:
Class A	2,487,917
Class C	1,643,029
Class R	921,187
Transfer and shareholder servicing agent fees:
Class A	1,966,419
Class C	320,501
Class R	359,626
Class Y	7,976,362
Class R6	1,210,836
Shareholder communications:
Class A	1,818
Class C	2,228
Class R	791
Class Y	51,293
Class R6	32,554
Custodian fees and expenses	1,199,763
Borrowing fees	315,429
Trustees’ compensation	141,097
Other	280,608
Total expenses	81,221,225
Less reduction to custodian expenses	(152,866)
Less waivers and reimbursements of expenses	(257,682)
Net expenses	80,810,677
Net Investment Income	179,967,010

16          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies	$190,910,933
Affiliated companies	(98,978,730)
Foreign currency transactions	(1,217,830)
Net realized gain	90,714,373
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies (net of foreign capital gains tax of $5,257,922)	442,095,716
Affiliated companies	87,468,547
Translation of assets and liabilities denominated in foreign currencies	(210,512)
Net change in unrealized appreciation/(depreciation)	529,353,751
Net Increase in Net Assets Resulting from Operations	$800,035,134

See accompanying Notes to Financial Statements.

17          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018

Operations
Net investment income	$179,967,010	$276,978,576
Net realized gain	90,714,373	362,454,853
Net change in unrealized appreciation/(depreciation)	529,353,751	(4,324,008,212)

Net increase (decrease) in net assets resulting from operations	800,035,134	(3,684,574,783)

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(21,472,225)	(19,117,217)
Class B	—	—
Class C	(664,356)	—
Class R	(2,973,185)	(2,152,886)
Class Y	(124,261,284)	(110,353,712)
Class R5	—	—
Class R6	(135,457,439)	(111,069,812)

Total dividends and distributions declared	(284,828,489)	(242,693,627)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(357,461,222)	(703,314,792)
Class B	—	(3,096,841)
Class C	(56,220,209)	(58,174,703)
Class R	(76,536,228)	(37,402,650)
Class Y	(2,568,121,521)	(1,480,027,724)
Class R5	10,000	—
Class R6	(1,046,221,928)	(203,189,913)

Total beneficial interest transactions	(4,104,551,108)	(2,485,206,623)

Net Assets
Total decrease	(3,589,344,463)	(6,412,475,033)
Beginning of period	20,881,847,763	27,294,322,796

End of period	$17,292,503,300	$20,881,847,763

See accompanying Notes to Financial Statements.

18          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$37.08	$43.71	$34.34	$37.14	$36.45	$37.45
Income (loss) from investment operations:
Net investment income[2]	0.31	0.34	0.35	0.38	0.31	0.38
Net realized and unrealized gain (loss)	1.16	(6.71)	9.38	(2.87)	0.68	(1.11)
Total from investment operations	1.47	(6.37)	9.73	(2.49)	0.99	(0.73)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.38)	(0.26)	(0.36)	(0.31)	(0.30)	(0.27)
Net asset value, end of period	$38.17	$37.08	$43.71	$34.34	$37.14	$36.45

Total Return, at Net Asset Value[3]	4.02%	(14.66)%	28.61%	(6.73)%	2.76%	(1.95)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,852,046	$2,146,246	$3,249,744	$4,253,937	$5,394,512	$4,726,302
Average net assets (in thousands)	$2,023,453	$2,865,404	$3,550,263	$5,062,192	$4,848,329	$4,897,214
Ratios to average net assets:[4]
Net investment income	1.62%	0.79%	0.89%	1.08%	0.85%	1.02%
Expenses excluding specific expenses listed below	1.11%	1.11%	1.13%	1.14%	1.14%	1.14%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.11%	1.11%	1.13%	1.14%	1.14%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.11%[7]	1.11%	1.14%[7]	1.14%[7]	1.14%[7]
Portfolio turnover rate	6%	18%	22%	9%	10%	12%

19          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	1.11%
Year Ended November 30, 2018	1.11%
Year Ended November 30, 2017	1.13%
Year Ended November 30, 2016	1.14%
Year Ended November 30, 2015	1.14%
Year Ended November 28, 2014	1.14%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

20          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Class C	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$34.97	$41.29	$32.44	$35.10	$34.49	$35.54
Income (loss) from investment operations:
Net investment income[2]	0.16	0.02	0.03	0.10	0.05	0.09
Net realized and unrealized gain (loss)	1.11	(6.34)	8.91	(2.70)	0.63	(1.04)
Total from investment operations	1.27	(6.32)	8.94	(2.60)	0.68	(0.95)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	0.00	(0.09)	(0.06)	(0.07)	(0.10)
Net asset value, end of period	$36.17	$34.97	$41.29	$32.44	$35.10	$34.49

Total Return, at Net Asset Value[3]	3.64%	(15.31)%	27.64%	(7.42)%	1.99%	(2.68)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$301,006	$345,228	$468,753	$453,990	$543,536	$498,041
Average net assets (in thousands)	$329,837	$440,539	$455,969	$519,037	$525,184	$471,895
Ratios to average net assets:[4]
Net investment income	0.87%	0.04%	0.09%	0.30%	0.14%	0.25%
Expenses excluding specific expenses listed below	1.86%	1.86%	1.88%	1.89%	1.89%	1.89%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.86%	1.86%	1.88%	1.89%	1.89%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	1.86%[7]	1.86%	1.89%[7]	1.89%[7]	1.89%[7]
Portfolio turnover rate	6%	18%	22%	9%	10%	12%

21          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	1.86%
Year Ended November 30, 2018	1.86%
Year Ended November 30, 2017	1.88%
Year Ended November 30, 2016	1.89%
Year Ended November 30, 2015	1.89%
Year Ended November 28, 2014	1.89%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

22          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Class R	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$36.32	$42.86	$33.70	$36.44	$35.80	$36.81
Income (loss) from investment operations:
Net investment income[2]	0.25	0.23	0.21	0.27	0.23	0.28
Net realized and unrealized gain (loss)	1.15	(6.58)	9.25	(2.79)	0.65	(1.09)
Total from investment operations	1.40	(6.35)	9.46	(2.52)	0.88	(0.81)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.29)	(0.19)	(0.30)	(0.22)	(0.24)	(0.20)
Net asset value, end of period	$37.43	$36.32	$42.86	$33.70	$36.44	$35.80

Total Return, at Net Asset Value[3]	3.89%	(14.88)%	28.31%	(6.96)%	2.50%	(2.19)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$315,582	$377,926	$486,089	$390,589	$400,622	$369,630
Average net assets (in thousands)	$369,969	$468,066	$443,397	$399,345	$390,160	$341,419
Ratios to average net assets:[4]
Net investment income	1.37%	0.54%	0.55%	0.78%	0.64%	0.74%
Expenses excluding specific expenses listed below	1.36%	1.36%	1.38%	1.38%	1.39%	1.39%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.36%	1.36%	1.38%	1.38%	1.39%	1.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%	1.36%[7]	1.36%	1.38%[7]	1.39%[7]	1.39%[7]
Portfolio turnover rate	6%	18%	22%	9%	10%	12%

23          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	1.36%
Year Ended November 30, 2018	1.36%
Year Ended November 30, 2017	1.38%
Year Ended November 30, 2016	1.38%
Year Ended November 30, 2015	1.39%
Year Ended November 28, 2014	1.39%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

24          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Class Y	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$36.92	$43.55	$34.23	$37.01	$36.36	$37.35
Income (loss) from investment operations:
Net investment income[2]	0.35	0.44	0.41	0.47	0.42	0.46
Net realized and unrealized gain (loss)	1.15	(6.69)	9.37	(2.85)	0.64	(1.10)
Total from investment operations	1.50	(6.25)	9.78	(2.38)	1.06	(0.64)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.50)	(0.38)	(0.46)	(0.40)	(0.41)	(0.35)
Net asset value, end of period	$37.92	$36.92	$43.55	$34.23	$37.01	$36.36

Total Return, at Net Asset Value[3]	4.18%	(14.47)%	28.96%	(6.49)%	2.99%	(1.71)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,995,757	$9,329,538	$12,543,811	$9,929,295	$10,782,234	$8,774,567
Average net assets (in thousands)	$8,195,577	$11,850,274	$12,176,817	$10,731,785	$10,135,130	$8,185,239
Ratios to average net assets:[4]
Net investment income	1.87%	1.04%	1.04%	1.33%	1.13%	1.23%
Expenses excluding specific expenses listed below	0.86%	0.86%	0.88%	0.89%	0.89%	0.89%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	0.86%	0.86%	0.88%	0.89%	0.89%	0.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.86%[7]	0.86%	0.89%[7]	0.89%[7]	0.89%[7]
Portfolio turnover rate	6%	18%	22%	9%	10%	12%

25          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	0.86%
Year Ended November 30, 2018	0.86%
Year Ended November 30, 2017	0.88%
Year Ended November 30, 2016	0.89%
Year Ended November 30, 2015	0.89%
Year Ended November 28, 2014	0.89%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

26          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Class R5	Period Ended May 31, 2019 (Unaudited)[1]

Per Share Operating Data
Net asset value, beginning of period	$38.79
Income (loss) from investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss	(0.63)

Total from investment operations	(0.62)
Dividends and/or distributions to shareholders:	0.00
Net asset value, end of period	$38.17

Total Return, at Net Asset Value[3]	4.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4]
Net investment income	2.06%
Expenses excluding specific expenses listed below	0.67%
Interest and fees from borrowings	0.00%

Total expenses[5]	0.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%[6]
Portfolio turnover rate	6%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended May 31, 2019	0.67%

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

27          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 28, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$36.98	$43.62	$34.31	$37.09	$36.43	$37.41
Income (loss) from investment operations:
Net investment income[2]	0.38	0.51	0.45	0.49	0.48	0.55
Net realized and unrealized gain (loss)	1.16	(6.69)	9.40	(2.81)	0.65	(1.11)

Total from investment operations	1.54	(6.18)	9.85	(2.32)	1.13	(0.56)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.58)	(0.46)	(0.54)	(0.46)	(0.47)	(0.42)
Net asset value, end of period	$37.94	$36.98	$43.62	$34.31	$37.09	$36.43

Total Return, at Net Asset Value[3]	4.26%	(14.32)%	29.14%	(6.31)%	3.19%	(1.51)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,828,102	$8,682,910	$10,542,873	$6,435,502	$4,381,328	$3,763,546
Average net assets (in thousands)	$8,241,379	$10,670,434	$8,241,107	$5,488,355	$4,091,145	$3,030,734
Ratios to average net assets:[4]
Net investment income	2.03%	1.20%	1.15%	1.38%	1.31%	1.47%
Expenses excluding specific expenses listed below	0.69%	0.69%	0.69%	0.70%	0.70%	0.70%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.69%	0.69%	0.69%	0.70%	0.70%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%[7]	0.69%[7]	0.69%[7]	0.70%[7]	0.70%[7]	0.70%[7]
Portfolio turnover rate	6%	18%	22%	9%	10%	12%

28          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended May 31, 2019	0.69%
Year Ended November 30, 2018	0.69%
Year Ended November 30, 2017	0.69%
Year Ended November 30, 2016	0.70%
Year Ended November 30, 2015	0.70%
Year Ended November 28, 2014	0.70%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

29          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2019 Unaudited

Note 1- Significant Accounting Policies

Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer International Growth Fund (the “Acquired Fund” or “Predecessor Fund”). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, Class R, and Class Y shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class R6 shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class R6 shares throughout this report. Class R5 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations- Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For

30          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments. Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

31          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

32          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions- Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Taxes- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended November 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended November 30, 2018, the Fund utilized $350,775,131 of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $224,190,111. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $90,714,373 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in

33          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$13,164,758,247

Federal tax cost of other investments	(101,162)

Total federal tax cost	$13,164,657,085

Gross unrealized appreciation	$6,001,590,295

Gross unrealized depreciation	(1,923,350,665)

Net unrealized appreciation	$4,078,239,630

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

F.

Expenses- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates- The financial statements are prepared on a basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made

34          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Note 2- Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Fee Schedule *
First $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $3 billion	0.67
Next $5 billion	0.65
Next $10 billion	0.63
Next $10 billion	0.61
Over $30 billion	0.59

* The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

35          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

For the six months ended May 31, 2019, the effective advisory fees incurred by the Fund was 0.65%.

From the beginning of the fiscal period until the date of the Reorganization, the Acquired Fund paid $60,100,355 in advisory fees to OFI Global Asset Management, Inc. based on the annual rates above of the Acquired Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.74% and 0.69%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expense after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2019, the Adviser waived advisory fees of $247,539 and reimbursed fund expenses of $1,510, $273, $330 and $8,030 of Class A, Class C, Class R, and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby JPMorgan Chase Bank serves as custodian to the Fund. Prior to the Reorganization, the

36          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the six months ended May 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended May 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2019, IDI advised the Fund that IDI retained $971 in front-end sales commissions from the sale of Class A shares and $— and $265 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $73,837 in front–end sales commissions from the sale of Class A shares and $6,315 and $19,510 from Class A and Class C Shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

37          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$623,177,097	$2,405,473,560	$—	$3,028,650,657
Consumer Staples	522,844,335	1,352,940,650	—	1,875,784,985
Energy	—	185,028,252	—	185,028,252
Financials	331,846,980	453,533,961	—	785,380,941
Health Care	345,220,431	2,358,313,376	—	2,703,533,807
Industrials	—	3,082,741,483	—	3,082,741,483
Information Technology	289,509,932	3,997,970,294	—	4,287,480,226
Materials	275,067,392	530,063,814	—	805,131,206
Preferred Stock	1,299,234	—	—	1,299,234
Investment Company	505,704,264	—	—	505,704,264
Total Assets	$2,894,669,665	$14,366,065,390	$—	$17,260,735,055

38          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4- Expense Offset Arrangement(s)

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended May 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $152,866.

Note 5- Trustees’ and Officer Fees and Benefits

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	11,438
Accumulated Liability as of May 31, 2019	97,166

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Note 6- Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with

39          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

JPMorgan Chase Bank, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7- Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2019 was $1,028,107,628 and $4,405,056,348, respectively.

Note 8- Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2019[1]		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold	4,524,897	$169,376,296	13,042,124	$560,127,026
Dividends and/or distributions reinvested	502,245	18,060,735	368,768	15,982,424
Redeemed	(14,392,926)	(544,898,253)	(29,869,620)	(1,279,424,242)

Net decrease	(9,365,784)	$(357,461,222)	(16,458,728)	$(703,314,792)

Class B
Sold	—	$—	991	$42,173
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	(74,086)	(3,139,014)

Net decrease	—	$—	(73,095)	$(3,096,841)

Class C
Sold	426,621	$14,915,449	1,363,260	$56,199,892
Dividends and/or distributions reinvested	17,797	608,658	—	—
Redeemed	(1,994,689)	(71,744,316)	(2,843,103)	(114,374,595)

Net decrease	(1,550,271)	$(56,220,209)	(1,479,843)	$(58,174,703)

Class R
Sold	930,066	$34,041,067	2,704,918	$114,658,142
Dividends and/or distributions reinvested	78,761	2,781,038	45,886	1,952,456
Redeemed	(2,983,769)	(113,358,333)	(3,685,874)	(154,013,248)

Net decrease	(1,974,942)	$(76,536,228)	(935,070)	$(37,402,650)

40          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months Ended May 31, 2019[1]		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class Y
Sold	28,365,942	$1,045,484,462	75,558,580	$3,241,532,895
Dividends and/or distributions reinvested	2,617,559	93,420,675	2,017,447	86,851,078
Redeemed	(99,199,763)	(3,707,026,658)	(112,942,542)	(4,808,411,697)

Net decrease	(68,216,262)	$(2,568,121,521)	(35,366,515)	$(1,480,027,724)

Class R5[2]
Sold	258	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	258	$10,000	—	$—

Class R6
Sold	39,577,053	$1,496,472,298	72,450,594	$3,098,489,284
Dividends and/or distributions reinvested	3,293,319	117,472,702	2,213,095	95,273,724
Redeemed	(71,306,299)	(2,660,166,928)	(81,556,482)	(3,396,952,921)

Net decrease	(28,435,927)	$(1,046,221,928)	(6,892,793)	$(203,189,913)

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including, but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

2. Commencement date after the close of business on May 24, 2019.

Note 9- Borrowings

Joint Credit Facility. A number of mutual funds managed by the Adviser participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

Note 10- Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated

41          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

42          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM International Mutual Funds as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer International Growth Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory

43          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered

44          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2018.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund will share directly in

45          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds, and the profits estimated to be realized by the Fund, to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it will receive periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers will receive from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested

46          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

cash, but not cash collateral. The Board concluded that the amount of advisory fees to be received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was be advised that such trades will be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

47          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

48          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Invesco Oppenheimer International Growth Fund	12/12/18	95.8%	0.0%	4.2%

49          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer International Growth Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer International Growth Fund into Invesco Oppenheimer International Growth Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	271,985,314	1,921,678	10,369,306	0

50          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

51          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

52          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

INVESCO’S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

53          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

INVESCO’S PRIVACY NOTICE Continued

●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

54          INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses

∎	Quarterly statements

∎	Daily confirmations

∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-IGR-SAR-1	07262019

Item 2.   Code of Ethics.

Not required for a semiannual report.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments become effective and supersede the no-action letter on October 3, 2019, 90 days after publication in the Federal Register. In connection with prior independence determinations, PwC communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PwC is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter,and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PwC concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization

Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

Separately, the Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversees.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

●	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

●	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

●

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

●

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

●

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

●

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

●	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

●

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

●	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)

As of July 22, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Registrant’s Independent Public Accountant

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 8, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	August 8, 2019